Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Cash Account Trust
o    Government & Agency Securities Portfolio
o    Money Market Portfolio
o    Tax-Exempt Portfolio
Cash Equivalent Fund
o    Government & Agency Securities Portfolio
o    Money Market Portfolio
o    Tax-Exempt Portfolio
Cash Reserve Fund, Inc.
o    Prime Series
o    Tax-Free Series
o    Treasury Series
Investors Cash Trust
o    Government & Agency Securities Portfolio
o    Treasury Portfolio
Investors Municipal Cash Fund
o    Investors Florida Municipal Cash Fund
o    Investors Michigan Municipal Cash Fund
o    Investors New Jersey Municipal Cash Fund
o    Investors Pennsylvania Municipal Cash Fund
o    Tax-Exempt New York Money Market Fund
Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Advisor Funds
o    Cash Management
o    New York Tax Free Money
o    Tax-Free Money
o    Treasury Money
o    PreservationPlus Income Fund
Scudder Advisor Funds III
o    Money Market
o    PreservationPlus Fund
Scudder Balanced Fund
Scudder Blue Chip Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Reserves Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Dreman-Small Cap Value Fund
Scudder Development Fund
Scudder Dynamic Growth Fund
Scudder EAFE Equity Index Fund
Scudder Emerging Markets Debt Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Fixed Income Fund
Scudder Flag Investors Communications Fund
Scudder Flag Investors Equity Partners Fund
Scudder Flag Investors Value Builder Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Value Plus Growth Fund
Scudder Global Biotechnology Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold and Precious Metals Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Growth & Income Fund
Scudder High Income Fund
Scudder High Income Plus Fund
Scudder High Income Opportunity Fund
Scudder Income Fund
Scudder Institutional Funds
o    Cash Management Fund
o    Cash Reserves Fund
o    Scudder International Equity Fund
o    Scudder Equity 500 Index Fund
o    Daily Assets Fund
o    Treasury Money Fund
Scudder International Equity Fund
Scudder International Fund
Scudder International Select Equity Fund
Scudder Japanese Equity Fund
Scudder Large Cap Value Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Lifecycle Long Range Fund
Scudder Lifecycle Mid Range Fund
Scudder Lifecycle Short Range Fund
Scudder Massachusetts Tax-Free Fund
Scudder Mid Cap Fund
Scudder Micro Cap Fund
Scudder Money Funds
o    Scudder Government & Agency Money Fund
o    Scudder Money Market Fund
o    Scudder Tax-Exempt Money Fund
Scudder Municipal Bond Fund
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder RREEF Real Estate Securities Fund
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Short Duration Fund
Scudder Short-Term Bond Fund
Scudder Short-Term Municipal Bond Fund
Scudder Small Cap Growth Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Target 2012 Fund
Scudder Target 2013 Fund
Scudder Tax Advantaged Dividend Fund
Scudder Total Return Bond Fund
Scudder Total Return Fund
Scudder US Bond Index Fund
Scudder US Government Securities Fund
Scudder Worldwide 2004 Fund
Scudder Yieldwise Funds
o    Scudder Yieldwise Government & Agency Money Fund
o    Scudder Yieldwise Money Fund
o    Scudder Yieldwise Municipal Money Fund
Scudder Investments VIT Funds
o    Scudder EAFE Equity Index Fund
o    Scudder Equity 500 Index Fund
o    Scudder Real Estate Securities Portfolio
o    Scudder Small Cap Index Fund
Scudder Variable Series I
o    Scudder Bond Portfolio
o    Scudder Balanced Portfolio
o    Scudder Growth and Income Portfolio
o    Scudder Capital Growth Portfolio
o    Scudder 21st Century Growth Portfolio
o    Scudder Global Discovery Portfolio
o    Scudder International Portfolio
o    Scudder Health Sciences Portfolio
o    Money Market Portfolio
Scudder Variable Series II
o    Scudder Aggressive Growth Portfolio
o    Scudder Blue Chip Portfolio
o    Scudder Large Cap Value Portfolio
o    SVS Davis Venture Value Portfolio
o    SVS Dreman Financial Services Portfolio
o    SVS Dreman High Return Equity Portfolio
o    SVS Dreman Small Cap Value Portfolio
o    SVS Eagle Focused Large Cap Growth Portfolio
o    SVS Focus Value+Growth Portfolio
o    SVS Index 500 Portfolio
o    SVS Invesco Dynamic Growth Portfolio
o    SVS Janus Growth and Income Portfolio
o    SVS Janus Growth Opportunities Portfolio
o    SVS MFS Strategic Value Portfolio
o    SVS Turner Mid Cap Growth Portfolio
o    SVS Oak Strategic Equity Portfolio
o    Scudder Fixed Income Portfolio
o    Scudder Global Blue Chip Portfolio
o    Scudder Government & Agency Securities Portfolio
o    Scudder Growth Portfolio
o    Scudder High Income Portfolio
o    Scudder International Select Equity Portfolio
o    Scudder Money Market Portfolio
o    Scudder Small Cap Growth Portfolio
o    Scudder Strategic Income Portfolio
o    Scudder Technology Growth Portfolio
o    Scudder Total Return Portfolio
Tax-Exempt California Money Market Fund

The following information is added to or amends each Fund's Statement of Additional Information:



You may obtain information about how a fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by visiting our Web site at: aarp.scudder.com for Class AARP shares, myscudder.com for Class S shares, or scudder.com for all other classes (type "proxy voting" in the search field).



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



September 27, 2004